UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5021

DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Short - Intermediate Municipal Bond Fund
Statement of Investments
December 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--90.7%	Amount ($)	Value ($)

Alabama--3.5%

Choctaw County, Limited Obligation
School Warrants
3.625%, 3/1/2009 (Insured; ACA)	2,165,000	2,151,534

DCH Health Care Authority, Health Care
Facilities Revenue
3.75%, 6/1/2006	3,045,000	3,048,197

Jefferson County, Limited Obligation
School Warrants:
5%, 1/1/2007	1,500,000	1,523,160
5%, 1/1/2008	1,000,000	1,028,570

Arkansas--.9%

Arkansas Student Loan Authority, Revenue
(Student Loan) 5.35%, 6/1/2009	2,000,000	2,045,960

California--4.0%

California Department of Water Resources,
Power Supply Revenue
5.25%, 5/1/2007 (Insured; MBIA)	2,500,000	2,568,325

California Statewide Communities Development Authority,
Revenue (Kaiser Permanente)
3.875%, 4/1/2010	5,000,000	4,995,900

San Diego County, COP
(Burnham Institute) 5.15%, 9/1/2006	200,000	202,068

Truckee-Donner Public Utility District, COP
4%, 1/1/2007 (Insured; ACA)	1,000,000	1,004,740

Colorado--1.4%

Countrydale Metropolitan District
3.50%, 12/1/2007 (LOC; Compass Bank)	3,000,000	2,981,610

Connecticut--.4%

Greenwich Housing Authority,
MFHR (Greenwich Close Apartments):
5.95%, 9/1/2006	310,000	313,227
6.05%, 9/1/2007	330,000	338,141

Mohegan Tribe of Indians of Connecticut Gaming Authority,
Priority Distribution Payment, Public Improvement
5%, 1/1/2008	300,000	308,442

Florida--3.1%

Hillsborough County Industrial Development Authority,
HR (Tampa General Hospital Project)
4%, 10/1/2006	1,640,000	1,645,789

Lee County Industrial Development Authority,
Healthcare Facilities Revenue
(Cypress Cove at Healthpack Florida, Inc. Project)
4.75%, 10/1/2008	3,000,000	3,002,160

Tampa, Revenue (Health System-
Catholic Health)
5%, 11/15/2009 (Insured; MBIA)	1,000,000	1,052,390

West Orange Healthcare District, Revenue
5.30%, 2/1/2007	1,155,000	1,176,529

Georgia--3.6%

Development Authority of the City of
Milledgeville and Baldwin County, Revenue
(Georgia College and State University
Foundation Property III, LLC
Student Housing System Project):
5%, 9/1/2007	640,000	652,141
5%, 9/1/2008	835,000	857,662
5%, 9/1/2009	1,045,000	1,081,251

Municipal Electric Authority of Georgia
(Project One Subordinated)
5%, 1/1/2009 (Insured; AMBAC)	5,000,000	5,211,300

Hawaii--.4%

Kuakini, Health System Special Purpose Revenue
5%, 7/1/2007	845,000	854,684

Illinois--4.8%

Chicago Housing Authority, Capital Program Revenue
5%, 7/1/2006	4,000,000	4,031,720

Chicago Park District, GO
5%, 1/1/2010 (Insured; FGIC)	2,500,000	2,641,325

Illinois Development Finance Authority, SWDR
(Waste Management Inc. Project)
5.05%, 1/1/2010	2,000,000	2,073,960

Northern Illinois University, Revenues
(Auxilary Facilities System)
Zero Coupon, 4/1/2006 (Insured; FGIC)	1,865,000	1,849,521

Indiana--1.7%

Purdue University, University Revenues
(Purdue University Student Facilities System)
5%, 7/1/2006	3,755,000	3,787,218

Iowa--2.9%

Ankeny Community School District,
Sales and Services Tax Revenue
(School Infrastructure) 4%, 7/1/2006	2,560,000	2,567,654

Coralville, GO Annual Appropriation,
Corporate Purpose
5%, 6/1/2007	1,000,000	1,016,540

Eddyville, PCR (Cargill Inc. Project)
5.40%, 10/1/2006	2,760,000	2,800,213

Kansas--1.9%

Burlington, EIR (Kansas City Power and Light):
Series A, 4.75%, 10/1/2007	1,000,000	1,016,260
Series B, 4.75%, 10/1/2007	2,000,000	2,032,520
Series D, 4.75%, 10/1/2007	1,000,000	1,016,260

Kentucky--.9%

Northern Kentucky Water District, Revenue, BAN
3.25%, 5/1/2007	2,000,000	1,988,640

Louisiana--1.4%

Calcasieu Parish Industrial Development Board, PCR
(Occidental Petroleum Project)
4.80%, 12/1/2006	3,000,000	3,021,990

Maine--1.0%

Maine Educational Loan Marketing Corp.,
Subordinate Loan Revenue
6.50%, 11/1/2009	2,195,000	2,293,907

Massachusetts--.7%

Massachusetts Health and Educational Facilities
Authority, Revenue

(Partners Healthcare System)
5%, 7/1/2008	1,500,000	1,557,480

Michigan--2.1%

Michigan Hospital Finance Authority
(Sparrow Obligation Group):
5%, 11/15/2006	1,500,000	1,520,265
5.25%, 11/15/2008	3,000,000	3,137,670

Missouri--.9%

Saint Louis Industrial Development Authority,
MFHR (Vaughn Elderly Apartments Project)
4%, 12/20/2006	2,000,000	1,991,780

Nebraska--1.4%

University of Nebraska, University Revenues
(Lincoln Memorial Stadium)
5%, 11/1/2007	3,035,000	3,119,889

New Hampshire--1.9%

New Hampshire Business Finance Authority,
PCR (United Illuminating)
3.50%, 2/1/2009	4,360,000	4,269,922

New Jersey--4.8%

Bayonne:
BAN 5%, 10/27/2006	1,000,000	1,005,400
TAN:
5%, 10/13/2006	1,500,000	1,507,635
5%, 12/11/2006	1,000,000	1,006,410

New Jersey Economic Development Authority, Revenue:
Cigarette Tax
5%, 6/15/2008	3,150,000	3,237,507
First Mortgage
(Cadbury Corp. Project)
4.65%, 7/1/2006 (Insured; ACA)	1,565,000	1,565,955

Union County Utilities Authority, Solid Waste Revenue
Senior Lease (Ogden Martin)
5.50%, 6/1/2008 (Insured; AMBAC)	2,240,000	2,337,440

New Mexico--.9%

Jicarilla Apache Nation, Revenue
4%, 9/1/2008	765,000	771,763

New Mexico Financing Authority, Revenue
(Public Project Revolving Fund)
4%, 6/1/2007 (Insured; AMBAC)	1,145,000	1,156,450

New York--11.0%

Dutchess County Industrial Development Agency,
IDR (IBM Project)
5.45%, 12/1/2009	2,000,000	2,108,320

New York City Industrial Development Agency,
Special Facility Revenue
(Terminal One Group Association, L.P. Project)
5%, 1/1/2008	1,000,000	1,024,780

New York State Dormitory Authority:
(City University System Consolidated
Fifth General Resolution Revenue)
5.25%, 1/1/2009	2,000,000	2,096,900
(Lenox Hill Hospital Obligation Group)
5.25%, 7/1/2008	1,250,000	1,266,050
LR (Court Facilities Lease-New York City Issue)
5%, 5/15/2007	3,500,000	3,580,885
(South Nassau Communities Hospital)
5.25%, 7/1/2009	945,000	990,653

New York State Urban Development Corp., Correctional
and Youth Facilities, Service Contract Revenue
(Empire State Development Corp.)
5.25%, 1/1/2009	2,000,000	2,091,220

Port Authority of New York and New Jersey,
Special Obligation Revenue
(Special Project- JFK International Air Terminal 6)
6.25%, 12/1/2008 (Insured; MBIA)	2,000,000	2,134,580

Tobacco Settlement Financing Corp. of New York,
Revenue Asset Backed:
5%, 6/1/2006	1,200,000	1,208,604
5%, 6/1/2007	2,000,000	2,046,020

Westchester Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed
6.75%, 7/15/2010	5,000,000	a	5,724,700

North Carolina--2.5%

Durham, COP
4%, 6/1/2008	2,000,000		2,027,740

Fayetteville, Public Works Commission, Revenue
3.55%, 1/15/2008 (Insured; FSA)	2,000,000		1,998,580

North Carolina Medical Care Commission
Retirement Facilities, Revenue, First Mortgage
(Cypress Glen) 3.80%, 10/1/2007	1,500,000		1,484,895

Ohio--2.6%

Hamilton County Local District, Cooling Facilities
Revenue (Trigen Cinergy)
4.60%, 6/1/2009	2,000,000		1,998,060

Lorain County, HR, Improvement (Catholic Healthcare)
5.25%, 10/1/2007	3,515,000		3,621,540

Oklahoma--4.3%

Oklahoma Development Finance Authority, LR:
(Master Oklahoma State System Higher Education)
4%, 6/1/2006	1,000,000		1,003,020
(Oklahoma State System Higher Education)
3%, 12/1/2008 (Insured; MBIA)	1,000,000		986,710

Tulsa County, Combined Purpose:
Independent School District Number 1
Zero Coupon, 8/1/2007 (Insured; MBIA)	2,000,000		1,896,340
Independent School District Number 5:
4%, 7/1/2006	1,125,000		1,129,309
4%, 7/1/2007	1,125,000		1,136,700
4%, 7/1/2008	1,160,000		1,178,096

Tulsa's Port of Catoosa Facilities Authority,
IDR (Cargill, Inc. Project)
5.35%, 9/1/2006	2,100,000		2,126,796

Pennsylvania--5.1%

Allegheny County Industrial Development Authority, Revenue
(Western Pennsylvania School for Blind Children)
2.75%, 7/1/2006	1,500,000		1,495,140

Philadelphia Hospitals and Higher Education
Facilities Authority, Revenue
(Jefferson Health System):
5%, 5/15/2009	1,795,000		1,868,344

5%, 5/15/2009	2,310,000	2,412,194

Pittsburgh Urban Redevelopment Authority, MFHR
(Lou Mason Jr. Replacement Housing Facility Project)
5%, 12/1/2007	1,000,000	1,012,320

Port Authority of Allegheny County, GAN
4%, 6/30/2006 (LOC; PNC Bank)	2,300,000	2,308,280

Temple University of the Commonwealth System of
Higher Education,
University Funding Obligations
4%, 4/28/2006	2,125,000	2,130,185

Rhode Island--.5%

Rhode Island Health and Educational Building Corp.,
Revenue (Hospital Financing)
3%, 9/1/2006 (LOC; Fleet National Bank)	1,165,000	1,161,470

Tennessee--2.5%

The Health, Educational and Housing Facility
Board of the County of Shelby, Revenue
(Baptist Memorial Health Care)
5%, 10/1/2008	2,000,000	2,062,580

Johnson City Power Board, Electric System, RAN
3.50%, 9/1/2010	3,360,000	3,315,850

Texas--.9%

North Central Texas Health Facility Development Corp.,
Revenue (Baylor Health Care System Project)
5.50%, 5/15/2007	2,000,000	2,051,660

Virginia--9.4%

Chesterfield County Industrial Development Authority, PCR
(Virginia Electric and Power Co.)
5.50%, 10/1/2009	3,000,000	3,078,600

Fairfax County Economic Development Authority, RRR
6.05%, 2/1/2009 (Insured; AMBAC)	3,000,000	3,204,810

Fredericksburg Industrial Development Authority,
Hospital Facilities Revenue
(Medicorp Health System)
5%, 8/15/2006	1,665,000	1,681,217

Hopewell, Public Improvement
5%, 7/15/2009	3,250,000	3,312,172

Roanoke Industrial Development Authority, HR
(Carilion Health System)
4%, 7/1/2006 (Insured; MBIA)	3,235,000	3,246,128

Southwest Virginia Regional Jail Authority,
Jail Facilities GAN
3%, 9/1/2006 (Insured; MBIA)	4,000,000	3,994,240

York County Industrial Development Authority, PCR
(Virginia Electric and Power Co.)
5.50%, 7/1/2009	2,000,000	2,053,440

Washington--1.0%

Washington, COP
(Department of Ecology)
4.50%, 4/1/2008 (Insured; AMBAC)	1,000,000	1,023,070

Washington Public Power Supply System
(Nuclear Project Number 2 Revenue)
5.75%, 7/1/2009	1,000,000	1,075,450

Wisconsin--3.0%

Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed:
5.50%, 6/1/2006	2,000,000	2,010,780
5.50%, 6/1/2010	1,500,000	1,562,805

Racine, SWDR (Republic Services Project)
3.25%, 4/1/2009	2,000,000	1,946,860

Wisconsin Health and Educational Facilities Authority,
Revenue
(Froedtert and Community Health, Inc. Obligated Group)
5%, 4/1/2010	1,000,000	1,052,280

U.S. Related--3.3%

Puerto Rico Highways and Transportation Authority,
Highway Revenue
5%, 7/1/2010 (Insured; FSA)	2,500,000	2,649,100

Puerto Rico Public Buildings Authority,
Revenue (Government Facilities)
4.50%, 7/1/2007	4,605,000	4,644,833

Total Long-Term Municipal Investments
(cost $200,775,691)			199,581,380
Short-Term Municipal Investments--9.1%

New York--3.2%
New York City Transitional Finance Authority,
(New York City Recovery)
3.75% (Liquidity Facility; JPMorgan Chase Bank)	7,000,000	b	7,000,000
North Carolina--1.8%
North Carolina Medical Care Commission,
Health Care Facilities First Mortgage Revenue
(Carol Woods Project) 3.75% (Insured; Radian
and Liquidity Facility; Branch Banking and Trust Co.)	3,980,000	b	3,980,000
Texas--2.3%
Texas Water Development Board,
State Revolving Fund Subordinate Lien Revenue
3.75% (Liquidity Facility; JPMorgan Chase Bank)	5,000,000	b	5,000,000
U.S. Related--1.8%
Puerto Rico Government Development Bank, CP
3.45%, 1/30/2006	4,000,000		3,999,040
Total Short-Term Municipal Investments
(cost $19,980,000)			19,979,040
Total Investments (cost $220,755,691)	99.8%		219,560,420
Cash and Receivables (Net)	.2%		349,452
Net Assets	100.0%		219,909,872
Notes to Statement of Investments:

a This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)